Regulatory Capital - Summary of Regulatory Capital Position (Parenthetical) (Detail) - Credit valuation adjustment (CVA) capital charge [Member]	Oct. 31, 2018	Oct. 31, 2017
Disclosure of regulatory capital and capital ratios [Line Items]
Scalars for inclusion in the common equity tier 1 risk-weighted assets	80.00%	72.00%
Scalars for inclusion in the tier 1 risk-weighted assets	83.00%	77.00%
Scalars for inclusion in the total Capital risk-weighted assets	86.00%	81.00%